Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)

Non-cash interest on acquisition consideration payable*	-	-	$240
Cash paid for interest	$2,175	$533	$548
Cash paid for income taxes	$14,829	$17,829	$14,103
* recorded within interest expense